UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A

(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

September 30, 2004

	Number of	Fair
	Shares	Value
Common Stock– 98.25%
Aerospace & Defense – 1.82%
Goodrich	7,800	$244,608
Honeywell International	5,000	179,300
Northrop Grumman	4,500	239,985
Textron	3,500	224,945
United Technologies	5,100	476,238

		1,365,076

Automobiles & Automotive Parts – 1.49%
General Motors	6,800	288,864
Johnson Controls	6,600	374,946
PACCAR	6,500	449,280

		1,113,090

Banking & Finance – 16.06%
American Express	4,500	231,570
Bank of America	34,000	1,473,220
Capital One Financial	2,800	206,920
CIT Group	10,600	396,334
Citigroup	47,300	2,086,876
Countrywide Financial	10,600	417,534
First Horizon National	5,400	234,144
Freddie Mac	12,500	815,500
Goldman Sachs Group	4,700	438,228
JP Morgan Chase	24,200	961,466
Lehman Brothers Holdings	4,600	366,712
MBNA	14,900	375,480
Mellon Financial	13,100	362,739
Merrill Lynch	9,900	492,228
Morgan Stanley	12,100	596,530
PNC Financial Services Group	3,800	205,580
US Bancorp	20,100	580,890
Wachovia	9,000	422,550
Washington Mutual	12,200	476,776
Wells Fargo	10,400	620,152
Zions Bancorporation	4,100	250,264

		12,011,693

Buildings & Materials – 0.95%
KB Home	5,600	473,144
Masco	6,900	238,257

		711,401

Business Services – 0.72%
Cendant	15,200	328,320
Deluxe	5,200	213,304

		541,624

Cable, Media & Publishing – 5.29%
Clear Channel Communications	9,600	299,232
†Comcast Class A	10,700	302,168
†Comcast Special Class A	25,200	703,584

	Number of	Fair
	Shares	Value
†DIRECTV Group	12,500	219,875
Disney (Walt)	20,900	471,295
Knight-Ridder	3,000	196,350
†Time Warner	59,600	961,944
Viacom Class B	24,000	805,440

		3,959,888

Chemicals – 1.48%
Dow Chemical	8,700	393,066
duPont (E.I.) deNemours	8,900	380,920
Lubrizol	4,800	166,080
PPG Industries	2,700	165,456

		1,105,522

Computers & Technology – 9.00%
Adobe Systems	10,100	499,647
†Dell	23,900	850,840
†DST Systems	5,400	240,138
†Electronic Arts	6,500	298,935
†EMC	32,200	371,588
Hewlett-Packard	19,300	361,875
International Business Machines	10,000	857,400
†Intuit	8,400	381,360
Microsoft	68,100	1,882,965
†Oracle	44,000	496,320
†SanDisk	11,000	320,320
†Storage Technology	6,800	171,768

		6,733,156

Consumer Products – 3.46%
Black & Decker	3,300	255,552
Clorox	7,000	373,100
†Energizer Holdings	4,500	207,450
Fortune Brands	3,900	288,951
Gillette	9,000	375,660
Kimberly-Clark	5,200	335,868
Procter & Gamble	13,900	752,268

		2,588,849

Electronics & Electrical Equipment – 3.65%
General Electric	70,900	2,380,822
†Sanmina-SCI	21,800	153,690
Tyco International	6,300	193,158

		2,727,670

Energy – 6.86%
ChevronTexaco	19,200	1,029,888
ConocoPhillips	5,300	439,105
Devon Energy	5,700	404,757
ENSCO International	7,600	248,292
Exxon Mobil	51,100	2,469,663
†National-Oilwell	7,700	253,022
Occidental Petroleum	5,100	285,243

		5,129,970

Environmental Services – 0.47%
Waste Management	12,900	352,686

		352,686

Food, Beverage & Tobacco – 3.82%
Altria Group	17,100	804,384
Anheuser-Busch	12,300	614,385
Coca-Cola	13,100	524,655
Kellogg	6,200	264,492
Kraft Foods Class A	8,800	279,136

	Number of	Fair
	Shares	Value
PepsiCo	7,600	369,740

		2,856,792

Healthcare & Pharmaceuticals – 14.69%
Abbott Laboratories	11,600	491,376
†Amgen	13,900	787,852
†Anthem	2,500	218,125
Beckman Coulter	5,700	319,884
Becton, Dickinson	6,200	320,540
Biomet	7,300	342,224
Bristol-Myers Squibb	21,400	506,538
†Express Scripts Class A	4,300	280,962
†Genentech	6,200	325,004
†Gilead Sciences	9,000	336,420
GlaxoSmithKline ADR	4,800	209,904
Guidant	6,700	442,468
Johnson & Johnson	25,900	1,458,947
†MedImmune	9,700	229,890
Medtronic	7,600	394,440
Merck & Company	18,800	620,400
Pfizer	54,300	1,661,580
Quest Diagnostics	2,700	238,194
†Tenet Healthcare	32,100	346,359
UnitedHealth Group	7,300	538,302
†WellPoint Health Networks	2,500	262,725
Wyeth	17,700	661,980

		10,994,114

Industrial Machinery – 1.69%
3M	5,000	399,850
Caterpillar	4,300	345,935
Cummins	3,800	280,782
Rockwell Automation	6,200	239,940

		1,266,507

Insurance – 3.74%
Allstate	7,600	364,724
American International	13,000	883,870
Berkley (W.R.)	7,400	311,984
Everest Re Group	3,300	245,289
MetLife	11,100	429,015
Nationwide Financial Services Class A	6,000	210,660
Prudential Financial	7,500	352,800

		2,798,342

Internet Services – 0.67%
†eBay	2,400	220,656
†IAC/InterActiveCorp	12,900	284,058

		504,714

Leisure, Lodging & Entertainment – 1.08%
Harley-Davidson	3,400	202,096
Marriott International Class A	6,900	358,524
†MGM MIRAGE	5,000	248,250

		808,870

Metals & Mining – 0.65%
Alcoa	9,500	319,105
Freeport-McMoRan Copper & Gold Class B	4,200	170,100

		489,205

Paper & Forest Products – 0.92%
International Paper	8,100	327,321
Weyerhaeuser	5,400	358,992

		686,313

REITs – 1.05%

	Number of	Fair
	Shares	Value
Equity Office Properties Trust	11,000	299,750
Mills	4,400	228,228
ProLogis	7,400	260,776

		788,754

Retail – 5.72%
Best Buy	3,300	178,992
CVS	6,100	256,993
Federated Department Stores	4,900	222,607
Gap	16,000	299,200
Home Depot	25,900	1,015,280
Limited Brands	18,200	405,678
McDonald’s	16,700	468,101
RadioShack	6,900	197,616
Saks	13,100	157,855
Wal-Mart Stores	13,600	723,520
Yum Brands	8,700	353,742

		4,279,584

Semiconductors – 3.59%
†Altera	11,700	228,969
†Applied Materials	14,400	237,456
Intel	71,200	1,428,272
†Lam Research	6,200	135,656
Linear Technology	7,100	257,304
Texas Instruments	18,900	402,192

		2,689,849

Telecommunications – 5.24%
CenturyTel	5,800	198,592
†Cisco Systems	62,700	1,134,870
†Juniper Networks	10,900	257,240
Motorola	13,600	245,344
†NEXTEL Communications Class A	17,500	417,200
Nokia ADR	14,700	201,684
QUALCOMM	6,000	234,240
SBC Communications	21,800	565,710
Verizon Communications	16,900	665,522

		3,920,402

Textiles, Apparel & Furniture – 0.90%
†Coach	7,700	326,634
NIKE	4,400	346,720

		673,354

Transportation & Shipping – 0.88%
FedEx	3,200	274,208
Union Pacific	6,600	386,760

		660,968

Utilities – 2.36%
Dominion Resources	3,200	208,800
Edison International	12,800	339,328
Exelon	11,500	421,935
ONEOK	9,000	234,180
PPL	5,000	235,900
TXU	6,800	325,856

		1,765,999

Total Common Stock (cost $58,923,737)		73,524,392

	Principal
	Amount
*Commercial Paper– 1.79%
UBS Finance 1.88% 10/1/04	$1,340,000	1,340,000

Total Commercial Paper (cost $1,340,000)		1,340,000

Fair
Value
Total Market Value of Securities – 100.04% (cost $60,263,737)	74,864,392
Liabilities Net of Receivables and Other Assets (See Notes)– (0.04%)	(31,616)

Net Assets – 100.00%	$74,832,776

†	Non-income producing security for the period ended September 30, 2004.

*	Rate disclosed is the yield at time of purchase.

ADR – American Depositary Receipts

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (the “Fund”).

Investments – Equity securities, except those traded on the Nasdaq Stock Market, Inc.(NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income – Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves - Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Item 2. Controls and Procedures

     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A (Registrant)
By:	/s/ Kelly D. Clevenger
Kelly D. Clevenger
President (Signature and Title)

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger President (Signature and Title)

Date: November 23, 2004

By:	/s/ Sheryl L. Sturgill

Sheryl L. Sturgill Chief Accounting Officer (Signature and Title)

Date: November 23, 2004